Share-based payments - Options cancelled valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) Y $ / shares
Share-based payments
Fair value of stock options at RSU grant date | $	$ 1.34	$ 1.34	$ 2.33	$ 1.52
Share price	$ 2.34		$ 4.04	$ 2.68
Exercise price	$ 1.84		$ 4.04	$ 2.73
Risk-free interest rate	2.44%	2.44%	0.73%	0.41%
Expected volatility	98.00%	98.00%	93.00%	95.00%
Expected life in years	5.00	5.00	3.71	3.01
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Stock options at RSU grant date
Share-based payments
Fair value of stock options at RSU grant date | $	$ 0.47	$ 0.47
Share price		$ 1.41
Exercise price		$ 4.06
Risk-free interest rate	3.60%	3.60%
Expected volatility	85.00%	85.00%
Expected life in years	3.13	3.13
Expected dividend yield	0.00%	0.00%